Segment Reporting (Details)	12 Months Ended
	Mar. 31, 2026 USD ($) Segment	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Segment Reporting [Line Items]
Management approach to determine reportable segments description	The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”), Mr. Ngo Chiu Lam (CEO and director of the Company), for making decisions, allocating resources and assessing performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Director
General and administrative expense	$ 1,133,708	$ 687,695	$ 506,890
Interest expense	771,946	891,379	733,220
Other income	$ 949,592	$ 238,677	$ 191,892
Number of operating segment (in Segment) | Segment	1
Number of reportable segment (in Segment) | Segment	1
Percentage of total revenue and assets	100.00%	100.00%	100.00%
Other income (expense)	$ 19,966,422	$ 652,702	$ 541,328
Depreciation and amortization expense	144,669	356,025	448,986
Convertible debt	3,648,265
Fair Value Gain of Other Investments	$ 23,437,041
Hong Kong [Member]
Segment Reporting [Line Items]
Percentage of total revenue and assets	64.00%	64.00%
Kazakhstan [Member]
Segment Reporting [Line Items]
Percentage of total revenue and assets	34.00%	34.00%
United States [Member]
Segment Reporting [Line Items]
Percentage of total revenue and assets	2.00%	2.00%